                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer: MetLife of CT FUND ABD FOR VARIABLE ANNUITIES
                                  One Cityplace
                                  185 Asylum Street, 3CP
                                  Hartford, CT 06103-3415

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.    Investment Company Act File Number: 811-07465

      Securities Act File Number: *333-65506; 033-65343; 333-23311

      * No fee is due for CIK No. 0001003290.

4(a). Last day of fiscal year for which this Form is filed: December 31, 2007

4(b).[_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                $   2,035,243
                                                                  -------------

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                   $ 106,382,217
                                                                  -------------

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                                    $ 178,323,197
                                                                  -------------

      (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                          $ 284,705,414
                                                                  -------------

      (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                 $        0.00
                                                                  -------------

      (vi)  Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract
            item 5(iv) from Item 5(i)]:                           $(282,670,171)
                                                                  -------------

      (vii) Multiplier for determining registration fee
            (See Instruction C.9):                               x    0.0000393
                                                                  -------------

      (viii) Registration fee due [multiply Item 5(v) by
             Item 5(vii)] (enter 0 if no fee is due):            =$        0.00
                                                                  -------------

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:     N/A
                                                                     ----------.
      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
      issuer in future fiscal years, then state that number here:        N/A
                                                                  -------------.

7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see Instruction D):
                                                                 +$
                                                                  -------------

8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
                                                                 =$        0.00
                                                                  -------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                                [_] Wire Transfer
                                [_] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)                /s/ Mark S. Reilly
                                        ----------------------------------------
                                        Vice President
                                        MetLife Insurance Company of Connecticut

Date: March 14, 2008